TRADE AND OTHER ACCOUNTS PAYABLE (Details) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
TRADE AND OTHER ACCOUNTS PAYABLE
Current	$ 230,445,809	$ 243,700,553
Non-current	295,279	619,587
Trade accounts payable	163,361,078	172,142,472
Withholdings tax	48,566,443	53,326,254
Others	18,813,567	18,851,414
Total	$ 230,741,088	$ 244,320,140